FINANCIAL EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Third parties:
Interest on long-term debt	$ 160,128	$ 154,781	$ 155,036
Amortization of financing costs and long-term debt discount	4,333	3,904	4,008
(Gain) Loss on foreign currency translation on short-term monetary items	(1,692)	345	6,593
Other	(1,184)	989	1,948
Total third parties	161,585	160,019	167,585
Affiliated corporations:
Interest expense	193,660	202,556	213,189
Dividend income	(195,505)	(204,536)	(216,257)
Interest income	(13,941)
Total affiliated corporations	(15,786)	(1,980)	(3,068)
Interest on net defined benefit liability	3,444	3,413	2,912
Total financial expenses	$ 149,243	$ 161,452	$ 167,429